Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Non Cancelable Long-Term Time Charter Contracts
Year ending December 31,	Amount
2016	220,755
2017	376,706
2018	198,759
2019	122,306
2020	93,841
2021 and thereafter	217,011
1,229,378